Annual Total Returns[BarChart] - Direxion Daily Healthcare Bull 3X Shares - Direxion Daily Healthcare Bull 3X Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	53.05%	162.39%	79.98%	7.58%	(17.43%)	69.25%	2.91%	55.85%	5.12%